Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies [Abstract]
Weighted average rates	4.79%
Tax benefit Percentage	50.00%
Unrecognized tax benefits
Percentage of monthly deposits	8.33%
Dividend rate	$ 0